Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues
Operating expenses:
Research and development expenses, net (note 19a)	9,204	10,623	19,012
General and administrative expenses (note 19b)	5,796	4,913	6,139
Other expenses (note 19c)	29	352	4,244
Total	15,029	15,888	29,395
Operating loss	(15,029)	(15,888)	(29,395)
Income on digital assets, net (note 19d)	363,191
Change in fair value of digital assets purchase option (note 7)	1,268,084
Finance income, net (note 19e)	1,928	874	327
Income (loss) before taxes on income	1,618,174	(15,014)	(29,068)
Taxes on income (note 15)	382,646
Net income (loss)	1,235,528	(15,014)	(29,068)
Total comprehensive income (loss)	$ 1,235,528	$ (15,014)	$ (29,068)
Basic earnings (loss) per share (in Dollars per share)	$ 27.04	$ (0.73)	$ (1.56)
Weighted average number of shares outstanding (in Shares)	45,696,208	20,513,992	18,574,484
Diluted earnings (loss) per share (in Dollars per share)	$ 25.48	$ (0.73)	$ (1.56)
Weighted average number of shares outstanding (in Shares)	48,498,891	20,513,992	18,574,484